Property and Equipment - Contractual Commitments for Acquisition of Property and Equipment (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Abstract]
Contractual commitments for acquisition of property and equipment	¥ 527	¥ 1,464